LVIP Mondrian International Value Fund
LVIP Mondrian International Value Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Mondrian International Value Fund (the “Fund”) is long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Mondrian International Value Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Mondrian International Value Fund	Standard Class	Service Class
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) fees	none	0.25%
Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	0.85%	1.10%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Mondrian International Value Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	87	271	471	1,049
Service Class	112	350	606	1,340

Expense Example, No Redemption LVIP Mondrian International Value Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	87	271	471	1,049
Service Class	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing primarily in foreign equity securities (principally foreign stocks). Foreign equity securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Foreign equity securities may trade on U.S. or foreign markets. The Fund also holds some foreign equity securities of companies in developing and less developed foreign countries (emerging markets). An emerging market country is defined as an emerging or developing economy by the International Monetary Fund or defined as such by MSCI. The Fund may buy foreign stocks directly or indirectly using, among other instruments, depository receipts.

Under normal circumstances, the Fund invests at least 65% of its total assets in the foreign equity securities of companies located in at least five different countries. For this purpose, a company is “located” in that country where its equity securities principally trade.

The Fund’s sub-adviser selects individual foreign stocks using a value style of investment, which means that the sub-adviser attempts to invest in stocks believed to be undervalued. The sub-adviser’s value-oriented approach places emphasis on identifying well-managed companies that are undervalued in terms of such factors as assets, earnings, dividends and growth potential. Dividend yield plays a central role in this selection process.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund’s performance may sometimes be lower than that of other types of funds.
  Income Stocks Risk: Income provided by the Fund may be reduced by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.
  Currency Risk: The value of the Fund’s shares may change as a result of changes in exchange rates, reducing the U.S. dollar value of foreign investments.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for one year, five year and ten year periods and the Fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2003 at: 22.76%.
The Fund’s lowest return for a quarter occurred in the third quarter of 2002 at: (19.86%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP Mondrian International Value Fund	1 year	5 years	10 years	Life of class	Inception Date
Standard Class	(4.21%)	(3.42%)	6.51%
Standard Class MSCI EAFE Index (net dividends)	(12.14%)	(4.72%)	4.66%
Service Class	(4.45%)	(3.66%)		7.78%	May 15, 2003
Service Class MSCI EAFE Index (net dividends)	(12.14%)	(4.72%)		6.97%	May 15, 2003